Condensed consolidated income statement shares in Thousands, R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Condensed consolidated income statement
Revenue	$ 1,657.4	R 23,534.9	$ 1,883.7	R 26,746.4	$ 1,942.3	R 23,910.0
Cost of sales, before amortisation and depreciation	(1,455.1)	(20,662.1)	(1,540.0)	(21,872.8)	(1,595.6)	(19,642.4)
Net operating profit before amortisation and depreciation	202.3	2,872.8	343.7	4,873.6	346.7	4,267.6
Amortisation and depreciation	(206.0)	(2,924.7)	(248.1)	(3,519.1)	(251.4)	(3,094.7)
Interest income	20.2	287.3	20.9	290.8	15.5	191.3
Finance expense	(110.7)	(1,571.3)	(124.4)	(1,750.5)	(112.4)	(1,384.2)
Share-based payments	(11.5)	(163.0)	(11.7)	(164.7)	(10.9)	(134.7)
Loss/(gain) on financial instruments	(37.7)	(535.5)	71.0	993.9	57.7	710.2
Gain on foreign exchange differences	3.7	52.6	71.2	959.0	17.1	210.1
Share of results of equity-accounted investees after tax	18.0	255.7	9.9	145.7	16.1	198.5
Net other costs	(52.3)	(743.1)	(23.1)	(333.2)	(30.2)	(372.0)
Care and maintenance	(21.4)	(304.3)	(20.9)	(298.2)	(22.6)	(278.3)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	4.2	60.3	5.0	66.6
Other	(35.1)	(499.1)	(7.2)	(101.6)	(7.6)	(93.7)
(Loss)/gain on disposal of property, plant and equipment	(0.3)	(4.9)	1.9	28.4	2.6	31.8
Impairments	(6.6)	(93.1)	(224.9)	(2,981.8)	(4.8)	(59.6)
Gain on acquisition	76.9	1,092.5
Restructuring costs	(44.6)	(633.2)	(3.1)	(48.4)	(7.7)	(94.4)
Transaction costs	(6.9)	(97.5)	(14.7)	(209.5)	(15.7)	(193.0)
Gain on derecognition of borrowings and derivative instrument			17.4	230.0
Occupational healthcare expense			(0.4)	(5.2)	(0.8)	(10.2)
(Loss)/profit before royalties and tax	(155.5)	(2,205.4)	(114.4)	(1,491.0)	21.8	266.7
Royalties	(8.3)	(117.3)	(7.7)	(108.9)	(8.4)	(103.7)
(Loss)/profit before tax	(163.8)	(2,322.7)	(122.1)	(1,599.9)	13.4	163.0
Mining and income tax	150.8	2,141.5	(75.0)	(999.1)	(6.9)	(84.7)
Current tax	(46.2)	(656.3)	5.3	58.9	(12.5)	(154.2)
Deferred tax	197.0	2,797.8	(80.3)	(1,058.0)	5.6	69.5
(Loss)/profit for the period	(13.0)	(181.2)	(197.1)	(2,599.0)	6.5	78.3
(Loss)/profit for the period attributable to:
(Loss)/profit attributable to the owners of Sibanye-Stillwater	(18.9)	(265.2)	(195.4)	(2,576.3)	6.4	76.7
Non-controlling interests	$ 5.9	R 84.0	$ (1.7)	R (22.7)	$ 0.1	R 1.6